Related-party balances and transactions (Details 1)(Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 593,906	R$ 543,621
UOL sales of service
Disclosure of transactions between related parties [line items]
Payables to related parties	16,170	16,216
UOL shared service costs
Disclosure of transactions between related parties [line items]
Payables to related parties	11,790	19,093
UOL deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	312,295	248,271
UOL Edtech Tecnologia Educacional S.A- Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	122,197	229,250
Web Jump Desing em Informática Ltda – Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	12,372	0
Ingresso.com Ltda – Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	21,833	0
Invillia Desenvolvimento de produtos Digitais Ltda – Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	60,096	0
Invillia Holding Ltda – Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	1,849	0
Digital Services UOL S.A – sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	244	7,612
Compass UOL S.A.- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	12,624	12,853
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	12,897	0
Others
Disclosure of transactions between related parties [line items]
Payables to related parties	9,539	10,326
Total
Disclosure of transactions between related parties [line items]
Payables to related parties	593,906	543,621
UOL - Deposits and UOL Edtech Tecnologia - Deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	533,186	477,521
UOL - Deposits and UOL Edtech Tecnologia - Deposits | Due within 31 to 120 days
Disclosure of transactions between related parties [line items]
Payables to related parties	49,094	0
UOL - Deposits and UOL Edtech Tecnologia - Deposits | Due within 121 to 180 days
Disclosure of transactions between related parties [line items]
Payables to related parties	28,604	193,592
UOL - Deposits and UOL Edtech Tecnologia - Deposits | Due within 181 to 360 days
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 455,488	R$ 283,929